Total
A and C Shares | Sterling Capital Stratton Real Estate Fund
Summary Sterling Capital Stratton Real Estate Fund
Investment Objective
The Fund seeks total return through investment in real estate securities.
Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - A and C Shares - Sterling Capital Stratton Real Estate Fund - USD ($)	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A and C Shares - Sterling Capital Stratton Real Estate Fund	Class A Shares	Class C Shares
Management Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	1.07%	1.82%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - A and C Shares - Sterling Capital Stratton Real Estate Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	678	896	1,131	1,806
Class C Shares	185	573	985	2,137

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - A and C Shares - Sterling Capital Stratton Real Estate Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	678	896	1,131	1,806
Class C Shares	185	573	985	2,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.56% of the average value of its portfolio.

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter:	15.72%	03/31/2019
Worst quarter:	-13.97%	09/30/2011

Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - A and C Shares - Sterling Capital Stratton Real Estate Fund		1 Year	5 Years	10 Years
Class A Shares	[1]	19.26%	6.46%	10.85%
Class A Shares | After Taxes on Distributions	[1]	17.47%	4.80%	9.41%
Class A Shares | After Taxes on Distributions and Sales	[1]	12.08%	4.49%	8.45%
Class C Shares	[1]	25.61%	7.07%	11.17%
FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)	[2]	28.66%	8.43%	12.59%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		31.49%	11.70%	13.56%
[1]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[2]	Returns for the FTSE Nareit All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.